ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

China Mobile Games and Entertainment Group Limited (the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on January 20, 2011 by VODone, a company listed on the Main Board of the Stock Exchange of Hong Kong Limited (the “HK Stock Exchange”). The Company is considered a foreign entity under the laws of the People’s Republic of China (the “PRC”). On September 25, 2012, the Company completed a listing on the Nasdaq Global Market (the “Listing”), with each offered American depositary share (“ADS”) representing fourteen Class A ordinary shares of the Company.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries and a variable interest entity (“VIE”), which are all located in the PRC and Hong Kong. The Company, its subsidiaries and the VIE are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the development, operation and sale of mobile phone games as well as the provision of handset design products and services. The Company’s principal geographic market is in the PRC.

The Company’s mobile phone games and handset design businesses were acquired through three separate transactions (the “Acquired Businesses”) completed by VODone and its subsidiaries: (i) the acquisition of 70% equity interest in Dragon Joyce Limited (“Dragon Joyce”) and its subsidiaries on October 27, 2009 by VODone, (ii) the acquisitions of operating assets of Bright Way Technology (Hong Kong) Limited (“Bright Way”) and Shenzhen Tastech Electronic Co. Ltd. (“Tastech”) on October 11, 2010 by two subsidiaries of OWX Holding Co. Ltd. (“OWX Holding”), a 70% owned subsidiary of VODone, and (iii) the acquisition of 70% equity interest in 3GUU Mobile Entertainment Industrial Co. Ltd. (“3GUU BVI”) and its subsidiaries on December 31, 2010 by Action King Limited (“Action King”), a wholly-owned subsidiary of VODone. Details of each acquisition are disclosed in Note 4. The Acquired Businesses were operated by VODone from their respective acquisition date to the date of the Group’s reorganization on August 23, 2011 (the “Reorganization”).

Reorganization transactions

In preparation for its planned initial public offering (“IPO”), the following transactions were undertaken to reorganize the legal structure of the Group. On August 23, 2011, pursuant to a series of share swap agreements, the Company issued (i) 106,500,000 new ordinary shares to Dragon Joyce to acquire Dragon Joyce’s equity interest in its subsidiaries (the “Dragon Joyce Group”), (ii) 43,500,000 new ordinary shares to OWX Holding to acquire OWX Holding’s equity interest in its subsidiaries (the “OWX Group”), (iii) 59,999,000 new ordinary shares to Action King to acquire Action King’s equity interests in 3GUU BVI and its subsidiaries (the “3GUU Group”), and (iv) 90,000,000 new ordinary shares to the noncontrolling interest holders of Dragon Joyce, OWX Holding and 3GUU BVI to acquire their equity interests in the Dragon Joyce Group, the OWX Group and the 3GUU Group, respectively. As a result of the Reorganization, the Company effectively acquired 70% and 30% of the equity interests in each of the Dragon Joyce Group, the OWX Group and the 3GUU Group from VODone and the noncontrolling interest holders, respectively. After the Reorganization, (i) Dragon Joyce, OWX Holding and Action King became wholly-owned subsidiaries of VODone and collectively own 70.2% of the equity interest in the Company whilst the former noncontrolling interest holders collectively own the remaining 29.8% equity interest of the Company; and (ii) the Dragon Joyce Group, the OWX Group and the 3GUU Group became wholly-owned subsidiaries of the Company. Dragon Joyce, OWX Holding and Action King were investment holding companies and had no operations since inception.

Prior to the Reorganization, the Company, the Dragon Joyce Group, the OWX Group and the 3GUU Group had the same controlling shareholder in VODone. In substance, existing sister operating entities, namely the Dragon Joyce Group, the OWX Group and the 3GUU Group, have been reorganized as subsidiaries of the Company and the transaction was accounted for as a legal reorganization of entities under common control, in a manner similar to a pooling-of-interest. Accordingly, the assets and liabilities of the parties to the Reorganization have been stated at their historical amounts in the accompanying consolidated financial statements.

The Company accounted for the purchase of the remaining 30% equity interest of the Dragon Joyce Group, the OWX Group and the 3GUU Group from the noncontrolling interest holders on August 23, 2011 as an equity transaction in accordance with Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation. The difference between the consideration paid by the Company to the noncontrolling interest holders and the carrying amount of the noncontrolling interest in the Dragon Joyce Group, the OWX Group and the 3GUU Group was recognized in additional paid-in capital.

On February 14, 2012, the Company established four wholly-owned subsidiaries in the British Virgin Islands, namely HYD Holding Limited, OWX Group Limited, OWX Development Limited and 3GUU Holding Limited, to act as intermediate investment holding companies for the Dragon Joyce Group, the OWX Group and the 3GUU Group. The Company directly owns 100% of the equity interests in HYD Holding Limited, OWX Group Limited and 3GUU Holding Limited, whilst OWX Group Limited owns 100% of the equity interest in OWX Development Limited. On March 23, 2012, the Company transferred (i) 100% of the equity interests in the Dragon Joyce Group to HYD Holding Limited; (ii) 100% of the equity interests in the OWX Group to OWX Development Limited; and (iii) 100% of the equity interests in the 3GUU Group to 3GUU Holding Limited. These transactions were accounted for as a legal reorganization of entities under common control.

VIE arrangement

Prior to being acquired by VODone on December 31, 2010, Guangzhou Yitongtianxia Software Development Co., Ltd. (“Yitongtianxia”), a wholly-owned subsidiary of 3GUU BVI, entered into a series of contractual arrangements (“VIE Arrangement”) with Guangzhou Yingzheng Information Technology Co., Ltd. (“Yingzheng”) and its shareholders on October 28, 2009, whereby Yitongtianxia obtained effective control over Yingzheng through (i) the ability to exercise all the rights of Yingzheng’s shareholders pursuant to the exclusive call option agreement, the equity pledge agreement and the agreement for voting proxies, (ii) the rights to absorb substantially all of the economic residual benefits pursuant to the exclusive management, technology services and market promotion agreement, the technology services agreement and two supplementary agreements and (iii) the obligation to fund all of the expected losses of Yingzheng pursuant to the loan agreement and a supplementary agreement. As a result, Yitongtianxia has been determined to be the primary beneficiary of Yingzheng. Accordingly, in accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through Yitongtianxia, has consolidated the operating results of Yingzheng from the date of acquisition of Yitongtianxia on December 31, 2010. As more fully described below, 3GUU BVI replaced Yitongtianxia as the primary beneficiary of Yingzheng on December 16, 2011. The reason for entering into the VIE Arrangement is to comply with PRC laws and regulations that (i) prohibit direct foreign control in companies involved in Internet content provision and telecommunication businesses and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates.

The significant terms of the VIE Arrangement are listed below:

Exclusive call option agreement

Pursuant to the exclusive call option agreement among Yitongtianxia, Yingzheng and its shareholders, Yitongtianxia and its shareholders irrevocably granted Yitongtianxia, or its designated persons, an exclusive option to purchase, when and to the extent permitted under PRC law, part of or the entire equity interests of Yingzheng. The exercise price is the minimum price permitted by PRC law. The exclusive option agreement will remain effective until the exclusive option is exercised to purchase the entire equity interest of Yingzheng.

Equity pledge agreement

Pursuant to the equity pledge agreement between Yitongtianxia and Yingzheng’s shareholders, Yingzheng’s shareholders have pledged their entire equity interest in Yingzheng to Yitongtianxia to guarantee the performance of Yingzheng’s obligations under the exclusive technology services and market promotion agreement. If Yingzheng breaches its contractual obligations under the exclusive technology services and market promotion agreement, Yitongtianxia, as pledge, will be entitled to certain rights, including the right to sell the pledged equity interest. Yingzheng’s shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interest in Yingzheng without the prior consent of Yitongtianxia. Unless Yitongtianxia terminates the agreement, the equity pledge agreement will remain effective until (i) Yingzheng fulfills all the obligations prescribed in the exclusive call option agreement, the exclusive management, technology services and market promotion agreement, the agreement for voting proxies and the loan agreement or (ii) Yitongtianxia acquires the entire equity interest of Yingzheng.

Exclusive technology services and market promotion agreement

Pursuant to the exclusive technology services and market promotion agreement between Yitongtianxia and Yingzheng, Yitongtianxia has the exclusive and irrevocable right to provide to Yingzheng various technology and market promotion services related to the mobile phone games business. In return, Yingzheng is required to pay Yitongtianxia a service fee in an amount as determined at the sole discretion of Yitongtianxia. Unless Yitongtianxia terminates the agreement, the exclusive technology services and market promotion agreement will remain effective until the dissolution of Yitongtianxia in accordance with the applicable PRC laws. Business taxes and value-added taxes relating to technology services and market promotion fees charged by Yitongtianxia are recorded as cost of revenues in the consolidated statements of comprehensive income.

Technology services agreement

Pursuant to the technology services agreement dated August 6, 2010 between Yitongtianxia and Yingzheng and the supplementary agreement dated January 6, 2011, Yitongtianxia agreed to provide Yingzheng with technology support and market promotion services related to Yingzheng’s smartphone games business. Yingzheng agreed to distribute 40% of its income generated from the game products developed under the technology services agreement, after deducting taxes and expenses, to Yitongtianxia on a monthly basis from August 6, 2010 to August 5, 2013. Upon expiration, the technology services agreement will be automatically renewed unless Yitongtianxia, in its sole discretion, disagrees.

Agreement for voting proxies

Pursuant to the agreement for voting proxies among Yitongtianxia, Yingzheng and its shareholders, Yingzheng’s shareholders irrevocably assign their full voting rights in Yingzheng to Yitongtianxia. Yingzheng’s shareholders entrusted Yitongtianxia their rights to attend shareholders’ meetings and to vote on their behalf on all of the matters that require shareholders’ approval. Unless Yitongtianxia terminates the agreement, the agreement for voting proxies will remain effective in the same effective period as the exclusive call option agreement, the equity pledge agreement, the exclusive technology services and market promotion agreement and the loan agreement. On December 16, 2011, Yitongtianxia re-assigned the rights underlying the agreement for voting proxies to 3GUU BVI as more fully described below.

Loan agreement

Pursuant to the loan agreement between Yitongtianxia and Yingzheng’s shareholders, Yitongtianxia extended loans of an aggregate principal amount of RMB20,000 to Yingzheng’s shareholders to enable them to pay the registered capital of Yingzheng. Yingzheng’s shareholders will repay the loans by transferring their legal ownership in Yingzheng to Yitongtianxia when permitted by PRC law. The loan agreement is effective for 10 years and will automatically extend for another 10 years unless Yitongtianxia, in its sole discretion, disagrees. As of December 31, 2010, 2011 and 2012, Yingzheng’s shareholders have not drawn down any loans from Yitongtianxia.

Supplementary agreements

On December 30, 2010, Yitongtianxia entered into a supplementary agreement with Yingzheng and its shareholders to determine the calculation of management fee to be paid to Yitongtianxia. Pursuant to this supplementary agreement, Yingzheng has agreed to pay an annual management fee to Yitongtianxia based on annual revenue of Yingzheng minus actual operating costs, other costs of Yingzheng, which include fees paid under the technology services agreement, and taxes paid by Yingzheng.

On August 23, 2011, Yitongtianxia entered into a supplementary agreement with Yingzheng and its shareholders to memorialize certain terms previously agreed amongst Yitongtianxia, Yingzheng and its shareholders. While this supplementary agreement was signed in 2011, the terms, intent and substance of all the agreements above remained unchanged. Pursuant to the supplementary agreement: (i) before Yitongtianxia can legally exercise the option to acquire Yingzheng, Yingzheng’s shareholders cannot declare any dividends or distribute any residual profits without the consent of Yitongtianxia; (ii) any funds, including but not limited to dividends distributed out of Yingzheng’s residual profits, received by Yingzheng’s shareholders or any persons designated by Yingzheng’s shareholders, shall be remitted in full to Yitongtianxia; (iii) the consideration received by Yingzheng’s shareholders upon the exercise of the exclusive call option agreement by Yitongtianxia must be immediately remitted to Yitongtianxia or any persons designated by Yitongtianxia; (iv) Yitongtianxia is obligated to provide continuous financial support to Yingzheng for operations; and (v) Yitongtianxia has the unilateral right to change the service fee amount under the exclusive technology services and market promotion agreement. The obligation to provide continuous financial support to Yingzheng for operations by Yitongtianxia was agreed to be terminated by both parties on August 23, 2011.

On December 16, 2011, 3GUU BVI agreed to provide unlimited financial support to Yingzheng for its operations. In addition, pursuant to a power of attorney agreement entered into between Yitongtianxia and 3GUU BVI, Yitongtianxia re-assigned the rights to attend Yingzheng shareholders’ meetings and to vote on all of the matters in Yingzheng that require shareholders’ approval irrevocably entrusted to it by shareholders of Yingzheng to 3GUU BVI. As a result of the reassignment of power of attorney from Yitongtianxia to 3GUU BVI and the provision of unlimited financial support from 3GUU BVI to Yingzheng, 3GUU BVI replaced Yitongtianxia to have the power to direct the activities of Yingzheng that most significantly impact Yingzheng’s economic performance and the obligation to absorb the expected losses of Yingzheng. Yitongtianxia essentially only retains the right to receive the expected residual returns of Yingzheng. 3GUU BVI and Yitongtianxia, as a group of related parties, have held all of the variable interests of Yingzheng since December 16, 2011. 3GUU BVI has been determined to be the most closely associated with Yingzheng within the group of related parties and replaced Yitongtianxia as the primary beneficiary of Yingzheng on December 16, 2011.

The carrying amounts of the assets and liabilities of the VIE are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,272	8,024	1,288
Short-term investments	—	25,000	4,013
Accounts receivable	10,292	6,405	1,028
Prepayments and other current assets	718	6,375	1,023
Deferred tax assets	1,076	—	—

Total current assets	39,358	45,804	7,352

Non-current assets:
Property and equipment, net	2,861	2,115	339
Intangible assets, net	13,425	9,681	1,554
Deferred tax assets	896	66	11

Total non-current assets	17,182	11,862	1,904

Total assets	56,540	57,666	9,256

LIABILITIES
Current liabilities:
Accounts payable	1,332	719	115
Accrued expenses and other current liabilities	5,020	7,352	1,180
Deferred revenue	876	1,597	256
Income tax payable	237	—	—

Total current liabilities	7,465	9,668	1,551

Non-current liabilities:
Unrecognized tax benefits	4,315	4,233	679
Other non-current liabilities	2,150	2,150	345

Total non-current liabilities	6,465	6,383	1,024

Total liabilities	13,930	16,051	2,575

The financial performance and cash flows of the VIE are as follows:

	For the Years Ended December 31,
	2011	2012
	RMB	RMB	US$
Net revenues	51,969	35,686	5,728

Net loss	(403)	(17,742)	(2,848)

Net cash generated from operating activities	22,723	18,517	2,972

Net cash used in investing activities	(12,278)	(37,987)	(6,097)

Net cash generated from financing activities	—	—	—

As of December 31, 2012, there was no pledge or collateralization of the assets of Yingzheng and the Company has not provided any financial support that it was not previously contractually required to provide to Yingzheng. There were no assets of Yingzheng that can only be used to settle its obligations. Creditors of Yingzheng have no recourse to the general credit of 3GUU BVI, which is the primary beneficiary of Yingzheng.

Basis of presentation

The consolidated financial statements present the consolidated financial position, results of operations and cash flows in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

As of December 31, 2012, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave Group Limited (“China Wave”)	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou Digital (Shenzhen) Ltd. (“Huiyou”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. (“Donggan”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. (“Longyue”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Douwan Network Technology Co., Ltd. (“Shenzhen Douwan”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. (“OWX Beijing”)	The PRC	September 3, 2010	100%	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. (“Yikechuanghui”)	The PRC	October 21, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU BVI	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Yitongtianxia	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX Group Limited (“OWX BVI”)	BVI	February 14, 2012	100%	Investment holding
OWX Development Limited (“OWX Development”)	BVI	February 14, 2012	100%	Investment holding
HYD Holding Limited (“HYD Holding”)	BVI	February 14, 2012	100%	Investment holding
3GUU Holding Limited (“3GUU Holding”)	BVI	February 14, 2012	100%	Investment holding
C&V Limited (“C&V BVI)	BVI	August 27, 2012	51%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
C&V Hong Kong Limited (“C&V HK”)	Hong Kong	September 21, 2012	51%	Investment holding

As of December 31, 2012, the Company consolidated the following VIE:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Yingzheng	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE, for which a subsidiary of the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and are continued to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the entity through the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity, then the entity is consolidated.

All significant intercompany balances and transactions among the Company, its subsidiaries and VIE have been eliminated upon consolidation.